Schedule of Investments (unaudited)	iShares® Global Industrials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Brambles Ltd.	118,975	$1,148,100
Computershare Ltd.	47,804	836,084
Qantas Airways Ltd.(a)	148,672	578,590
Transurban Group	256,218	2,113,175
		4,675,949
Brazil — 0.3%
CCR SA	84,651	176,265
Localiza Rent a Car SA	72,049	541,324
WEG SA	126,003	950,979
		1,668,568
Canada — 3.5%
CAE Inc.(a)	28,865	536,135
Canadian National Railway Co.	48,160	5,690,980
Canadian Pacific Kansas City Ltd.	78,084	6,149,461
Thomson Reuters Corp.	12,459	2,100,194
Waste Connections Inc.	21,458	3,764,895
WSP Global Inc.	10,290	1,602,338
		19,844,003
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR	12,196	496,987

Denmark — 0.9%
AP Moller - Maersk A/S, Class A	231	391,965
AP Moller - Maersk A/S, Class B, NVS	394	683,332
DSV A/S	15,004	2,303,085
Vestas Wind Systems A/S(a)	83,810	1,943,383
		5,321,765
Finland — 0.6%
Kone OYJ, Class B	33,767	1,674,213
Metso OYJ	59,892	636,555
Wartsila OYJ Abp	41,266	799,994
		3,110,762
France — 6.8%
Airbus SE	51,766	7,104,710
Alstom SA(b)	27,522	464,153
Bouygues SA	16,172	519,839
Bureau Veritas SA	23,934	665,104
Cie. de Saint-Gobain SA	42,415	3,298,790
Eiffage SA	6,245	573,956
Getlink SE	26,845	444,483
Legrand SA	22,008	2,184,409
Safran SA	29,194	6,152,884
Schneider Electric SE	45,076	10,806,780
Teleperformance SE	5,301	560,044
Thales SA	8,209	1,313,180
Vinci SA	42,225	4,450,699
		38,539,031
Germany — 3.9%
Brenntag SE	12,354	833,400
Daimler Truck Holding AG	42,851	1,709,033
Deutsche Post AG, Registered	78,492	3,187,318
GEA Group AG	12,324	512,351
MTU Aero Engines AG	4,689	1,195,476
Rheinmetall AG	3,771	1,921,761
Siemens AG, Registered	62,681	11,666,533
Siemens Energy AG(a)	42,561	1,109,760
		22,135,632
Hong Kong — 0.4%
CK Hutchison Holdings Ltd.	226,020	1,078,132
Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	111,500	$1,271,088
		2,349,220
Ireland — 0.4%
Kingspan Group PLC	12,961	1,101,526
Ryanair Holdings PLC, ADR	7,792	907,301
		2,008,827
Italy — 0.3%
Prysmian SpA	24,657	1,522,248

Japan — 14.0%
AGC Inc.	18,400	598,712
ANA Holdings Inc.	41,100	759,659
Central Japan Railway Co.	85,300	1,849,058
Dai Nippon Printing Co. Ltd.	21,900	738,919
Daifuku Co. Ltd.	31,600	593,509
Daikin Industries Ltd.	24,400	3,396,862
East Japan Railway Co.	94,000	1,565,068
FANUC Corp.	79,200	2,174,254
Hankyu Hanshin Holdings Inc.	21,500	573,519
Hitachi Ltd.	386,500	8,702,554
ITOCHU Corp.	121,500	5,972,716
Japan Airlines Co. Ltd.	36,700	579,860
Kajima Corp.	39,400	683,432
Kintetsu Group Holdings Co.Ltd.	16,300	355,527
Komatsu Ltd.	81,000	2,365,972
Kubota Corp.	88,100	1,238,068
Makita Corp.	23,600	646,120
Marubeni Corp.	140,400	2,603,376
Mitsubishi Corp.	348,300	6,846,843
Mitsubishi Electric Corp.	178,500	2,860,483
Mitsubishi Heavy Industries Ltd.	280,800	3,022,832
Mitsui & Co. Ltd.	253,800	5,788,320
Mitsui OSK Lines Ltd.	30,500	917,032
Nidec Corp.	43,500	1,957,479
Nippon Yusen KK	42,300	1,234,183
Obayashi Corp.	61,100	730,169
Odakyu Electric Railway Co. Ltd.	30,000	290,969
Recruit Holdings Co. Ltd.	138,100	7,430,767
Secom Co. Ltd.	17,700	1,048,265
SG Holdings Co. Ltd.	41,500	383,765
SMC Corp.	5,100	2,429,929
Sumitomo Corp.	101,900	2,559,926
Taisei Corp.	16,100	598,964
Tokyu Corp.	52,600	580,822
Toppan Holdings Inc.	27,900	773,959
Toyota Industries Corp.	15,700	1,335,526
Toyota Tsusho Corp.	58,800	1,149,136
West Japan Railway Co.	41,400	772,503
Yamato Holdings Co.Ltd.	29,300	322,883
Yaskawa Electric Corp.	22,600	814,933
		79,246,873
Mexico — 0.1%
Grupo Carso SAB de CV, Series A1	45,336	311,640

Netherlands — 0.8%
IMCD NV	4,779	658,773
Randstad NV	10,334	469,190
Wolters Kluwer NV	20,824	3,438,839
		4,566,802
South Korea — 0.1%
LG Energy Solution Ltd.(a)	3,369	794,052

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	16,912	$730,462
Aena SME SA(c)	6,126	1,240,498
Ferrovial SE	41,712	1,620,423
		3,591,383
Sweden — 3.3%
Alfa Laval AB	24,116	1,056,079
Assa Abloy AB, Class B	83,056	2,352,190
Atlas Copco AB, Class A	216,681	4,068,454
Atlas Copco AB, Class B	129,679	2,093,965
Epiroc AB	52,459	1,051,139
Epiroc AB, Class B	32,668	599,648
Nibe Industrier AB, Class B	130,602	550,819
Sandvik AB	90,372	1,815,963
Skanska AB, Class B	30,530	550,772
SKF AB, Class B	31,976	642,630
Trelleborg AB, Class B	15,155	589,775
Volvo AB, Class B	133,195	3,422,368
		18,793,802
Switzerland — 2.6%
ABB Ltd., Registered	135,490	7,513,042
Adecco Group AG, Registered	14,543	482,462
Geberit AG, Registered	2,803	1,651,112
Kuehne + Nagel International AG, Registered	4,597	1,322,935
Schindler Holding AG, Participation Certificates, NVS	3,386	849,559
Schindler Holding AG, Registered	1,685	420,050
SGS SA	13,042	1,162,719
VAT Group AG(c)	2,250	1,270,478
		14,672,357
United Kingdom — 5.0%
Ashtead Group PLC	37,824	2,521,864
BAE Systems PLC	254,930	4,246,274
Bunzl PLC	28,317	1,075,878
DCC PLC	8,488	592,393
Experian PLC	76,980	3,576,240
IMI PLC	21,426	476,110
Intertek Group PLC	13,337	806,223
Melrose Industries PLC	118,845	827,689
RELX PLC	159,755	7,319,787
Rentokil Initial PLC	210,471	1,222,331
Rolls-Royce Holdings PLC(a)	712,440	4,091,710
Smiths Group PLC	29,110	626,348
Spirax Group PLC	6,260	670,943
Weir Group PLC (The)	21,950	548,960
		28,602,750
United States — 55.0%
3M Co.	46,069	4,707,791
A O Smith Corp.	10,289	841,434
Allegion PLC	7,295	861,904
American Airlines Group Inc.(a)(b)	54,398	616,329
AMETEK Inc.	19,207	3,201,999
Automatic Data Processing Inc.	34,240	8,172,746
Axon Enterprise Inc.(a)	5,999	1,765,146
Boeing Co. (The)(a)	48,306	8,792,175
Broadridge Financial Solutions Inc.	9,746	1,919,962
Builders FirstSource Inc.(a)	10,183	1,409,429
Carrier Global Corp.	69,639	4,392,828
Caterpillar Inc.	40,940	13,637,114
CH Robinson Worldwide Inc.	9,771	861,021
Cintas Corp.	7,176	5,025,066
Copart Inc.(a)	72,805	3,943,119
CSX Corp.	164,715	5,509,717
Security	Shares	Value

United States (continued)
Cummins Inc.	11,360	$3,145,925
Dayforce Inc.(a)(b)	13,065	648,024
Deere & Co.	21,704	8,109,266
Delta Air Lines Inc.	53,393	2,532,964
Dover Corp.	11,711	2,113,250
Eaton Corp. PLC	33,468	10,493,891
Emerson Electric Co.	47,554	5,238,549
Equifax Inc.	10,238	2,482,305
Expeditors International of Washington Inc.	12,033	1,501,598
Fastenal Co.	47,697	2,997,279
FedEx Corp.	19,154	5,743,135
Fortive Corp.	29,469	2,183,653
GE Vernova Inc.(a)	22,944	3,935,125
Generac Holdings Inc.(a)	5,121	677,099
General Dynamics Corp.	19,018	5,517,883
General Electric Co.	91,632	14,566,739
Honeywell International Inc.	54,950	11,734,023
Howmet Aerospace Inc.	32,945	2,557,520
Hubbell Inc., Class B	4,433	1,620,173
Huntington Ingalls Industries Inc.	3,414	840,971
IDEX Corp.	6,332	1,273,998
Illinois Tool Works Inc.	22,664	5,370,461
Ingersoll Rand Inc.	33,871	3,076,842
Jacobs Solutions Inc., NVS	10,375	1,449,491
JB Hunt Transport Services Inc.	6,845	1,095,200
Johnson Controls International PLC	56,804	3,775,762
L3Harris Technologies Inc.	15,926	3,576,661
Leidos Holdings Inc.	11,357	1,656,759
Lockheed Martin Corp.	17,985	8,400,794
Masco Corp.	18,156	1,210,461
Nordson Corp.	4,548	1,054,863
Norfolk Southern Corp.	18,828	4,042,183
Northrop Grumman Corp.	11,819	5,152,493
Old Dominion Freight Line Inc.	14,997	2,648,470
Otis Worldwide Corp.	33,796	3,253,203
PACCAR Inc.	43,600	4,488,184
Parker-Hannifin Corp.	10,760	5,442,516
Paychex Inc.	26,753	3,171,836
Paycom Software Inc.	4,119	589,182
Pentair PLC	13,755	1,054,596
Quanta Services Inc.	12,254	3,113,619
Republic Services Inc., Class A	17,047	3,312,914
Rockwell Automation Inc.	9,535	2,624,795
Rollins Inc.	23,520	1,147,541
RTX Corp.	111,296	11,173,005
Snap-on Inc.	4,339	1,134,171
Southwest Airlines Co.	49,916	1,428,097
Stanley Black & Decker Inc.	12,846	1,026,267
Textron Inc.	16,763	1,439,271
Trane Technologies PLC	18,967	6,238,815
TransDigm Group Inc.	4,684	5,984,325
Uber Technologies Inc.(a)	174,918	12,713,040
Union Pacific Corp.	50,826	11,499,891
United Airlines Holdings Inc.(a)(b)	27,046	1,316,058
United Parcel Service Inc., Class B	61,059	8,355,924
United Rentals Inc.	5,601	3,622,335
Veralto Corp.	18,122	1,730,107
Verisk Analytics Inc., Class A	12,072	3,254,008
Waste Management Inc.	30,551	6,517,750
Westinghouse Air Brake Technologies Corp.	15,003	2,371,224
WW Grainger Inc.	3,682	3,322,048

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./New York	20,176	$2,736,471
		312,142,783

Total Common Stocks — 99.5%
(Cost: $520,273,140)		564,395,434

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 08/20/24)(a)	727	1,170

Total Rights — 0.0%
(Cost: $—)		1,170

Total Long-Term Investments — 99.5%
(Cost: $520,273,140)		564,396,604

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	2,961,511	2,962,399
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	1,230,000	$1,230,000

Total Short-Term Securities — 0.8%
(Cost: $4,192,702)		4,192,399

Total Investments — 100.3%
(Cost: $524,465,842)		568,589,003

Liabilities in Excess of Other Assets — (0.3)%		(1,518,730)

Net Assets — 100.0%		$567,070,273

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,135,580	$826,931	(a)	$—	$2	$(114)	$2,962,399	2,961,511	$3,819	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	120,000	(a)	—	—	—	1,230,000	1,230,000	20,286		—
					$2	$(114)	$4,192,399		$24,105		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	2	09/12/24	$351	$4,559
Euro STOXX 50 Index	10	09/20/24	527	1,580
XAI Industrial Index	13	09/20/24	1,615	11,800
				$17,939

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$335,371,282	$229,024,152	$—	$564,395,434
Rights	1,170	—	—	1,170
Short-Term Securities
Money Market Funds	4,192,399	—	—	4,192,399
	$339,564,851	$229,024,152	$—	$568,589,003
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,800	$6,139	$—	$17,939

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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